RIGHT OF USE ASSETS AND LEASES - Lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Lease Liabilities [Line Items]
Balance at the beginning of the year	R 29.2	R 39.7
New leases	0.3	4.5
Lease modifications	0.0	4.4
Lease derecognitions	0.0	(0.4)
Interest charge on lease liabilities	2.3	3.0	R 3.8
Repayment of lease liabilities	(12.1)	(19.0)	(16.9)
Interest repaid	(2.3)	(3.0)
Balance at the end of the year	17.4	29.2	R 39.7
Current portion of lease liabilities	(7.4)	(6.9)
Non-current portion of lease liabilities	10.0	22.3
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	27.5	38.1
Lease payments not recognised as a liability but expensed during the year:
Short-term leases	(2.5)	(2.2)
Leases of low value assets	(11.3)	(8.9)
Cash flows included in cash generated from operating activities	(13.8)	(11.1)
Less than a year
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	8.9	9.5
One to five years
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	12.2	21.3
More than five years
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	R 6.4	R 7.3